Fair Value Measurements - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
GIGCAPITAL5 INC [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest receivable on cash and marketable securities held in the Trust Account	$ 0	$ 133,211